091-21664fn

For Internal Use Only
Sec File No. 9-

RECEIVED
2016 OCT 12 PM 2:54
SEC / TM

Submit 1 Original
and 9 Copies

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

SEC
Mail Processing
Section
OCT 11 2016
Washington DC
412

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
National Stock Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Trust
3. Class of New Derivative Securities Product:
Equity
4. Name of Underlying Instrument:
Global X Internet of Things Thematic ETF
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
Broad-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
SNSR
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
Domestic Stock Exchange
8. Settlement Methodology of New Derivative Securities Product:
Cash
9. Position Limits of New Derivative Securities Product (if applicable):

16019974

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
James Buckley

Title:
Chief Regulatory Officer

Telephone Number:
201-499-3698

Manual Signature of Official Responsible for Form:

Date:
October 7, 2016

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	OCT 11 2016

SEC 2449 (6-01)

National Stock Exchange

SEC
Mail Processing
Section
OCT 11 2016
Washington DC
412

James G. Buckley
Chief Regulatory Officer
t: 201.499.3698
f: 201.499.0727
james.buckley@nsx.com

VIA FED EX

October 7, 2016

Ms. Claudette Ransom
Division of Trading and Markets
Securities and Exchange Commission
100 F Street N.E.
Washington, DC 20549

Re: Securities Exchange Act Forms 19b-4(e)

Dear Ms. Ransom:

Pursuant to Rule 19b-4(e) under the Securities Exchange Act of 1934, enclosed please find one original and nine copies of completed Forms 19b-4(e), executed on behalf of the National Stock Exchange, Inc. (the "Exchange") for each of the following securities which were recently approved for trading on the Exchange:

1) FINQ
2) IMED
3) SMD
4) SMMV
5) GBIL
6) SHNY
7) DULL
8) BOTZ
9) FINX
10) SNSR
11) JPHY
12) BSJO
13) BSCQ
14) JPHF
15) NUAG
16) FDVV

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	OCT 11 2016

RECEIVED
2016 OCT 12 PM 2:41
SEC / TM

17) FDRR
18) FDLO
19) FDMO
20) FVAL
21) FQAL
22) IBDR
23) ITML
24) ITMS
25) FTXO
26) FTXG
27) FTXN
28) FTXH
29) FTXD
30) FTXL
31) FTXR
32) DWAC
33) RCOM
34) PFV
35) USMR
36) CWS
37) PSC
38) FLLV
39) FCEF
40) MCEF
41) TTAC
42) OILK
43) KOR
44) VRIG

Please contact me at (201) 499-3698 if you have any questions.

Very truly yours,

James G. Buckley
Chief Regulatory Officer

Enclosures